UNITED STATES
                     Securities and Exchange Commission
                          Washington, D.C.  20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and
THE INVESTMENT COMPANY ACT OF 1940


Alamo Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
1777 N.E. Loop 410, Suite 1512
San Antonio, TX  78217
(Address of Principal Executive Offices)

210-829-1800
(Registrant's Telephone Number)

Jack E. Guenther, Jr.   1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.


	Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities	 Amount Being  Proposed Max  Proposed Max  Amount of
Being Registered	 Registered    Offering	     Offering      Registration
				       Aggregate     Price	   Fee
				       Price

Alamo Growth Fund, Inc.  Indefinite    $10.00*		**  		**
Common Stock $.01
par value


  * Estimated. This is the actual net asset value per share as of the starting date.

 ** Registrant elects to register an indefinite amount of its securities under Rule 24f-2.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effect-ive on such date as the Commission acting to Section 8(A) may determine.

                           Cross Reference Sheet

	   INFORMATION REQUIRED			                   CAPTIONS IN FILING

Part A:   IN A PROSPECTUS
Item 1.   Cover Page		         		             Cover Page
Item 2.   Synopsis		                        		Fund Expenses
Item 3.   Condensed Financial Information    	Condensed Financial Information
Item 4.   General Description of Registrant	  The Fund
Item 5.   Management of the Fund		            Management of the Fund
Item 6.   Capital Stock and Other Securities	 Capitalization
Item 7.   Purchase of Securities Being       	Purchase of Shares -
          Offered                             Reinvestments
Item 8.   Redemption or Repurchase		          Redemption of Shares
Item 9.   Legal Proceedings	                		Litigation


Part B:   STATEMENT OF ADDITIONAL INFORMATION
Item 10.  Cover Page				                      Cover Page
Item 11.  Table of Contents		                	Table of Contents
Item 12.  General Information and History    	The Fund
Item 13.  Investment Objectives and Policies	 Objectives and Policies
Item 14.  Management of the Registrant		      Officers and Directors of the
					                                        	Fund
Item 15.  Control Persons and Principal 	     Control Person
	         Holders of Securities
Item 16.  Investment Advisory and Other		     Investment Adviser
	         Services
Item 17.  Brokerage Allocation			             Brokerage
Item 18.  Capital Stock and Other Securities	 Capitalization
Item 19.  Purchase, Redemption and Pricing    Purchase of Shares
	         of Securities Being Offered
Item 19.  Purchase, Redemption and Pricing    Redemption of Shares
	         of Securities Being Offered
Item 19.  Purchase, Redemption and Pricing   	Pricing of Shares
	         of Securities Being Offered
Item 20.  Tax Status	                      			Tax Status
Item 21.  Underwriters				                    Not Applicable
Item 22.  Calculation of Yield Quotations     Not Applicable
	         of Money Market Funds
Item 23.  Financial Statements			             Financial Statements


Part C:   OTHER INFORMATION
Item 24.  Financial Statements and Exhibits	  Financial Statements and Exhibits
Item 25.  Persons Controlled by/or under	     Control Persons
	         Common Control
Item 26.  Number of Holders of Securities	    Number of Shareholders
Item 27.  Indemnifications		                 	Indemnification
Item 28.  Business and Other Connections 	    Activities of Investment Adviser
	         of Adviser
Item 29.  Principal Underwriters		            Principal Underwriter
Item 30.  Location of Accounts and Records	   Location of Accounts and Records
Item 31.  Management Services			              Not Applicable
Item 32.  Undertakings				                    Undertakings

        INVESTMENT ADVISER			                     	 PROSPECTUS
       ALAMO ADVISERS, INC.			                ALAMO GROWTH FUND, INC.
  1777 N.E. Loop 410, Suite 1512	        	1777 N.E. Loop 410, Suite 1512
      San Antonio, TX  78217			               San Antonio, TX  78217

                                           							210-829-1800

	TABLE OF CONTENTS			                            	June 1, 1997

The Fund and Investment Objective. . .  1
Fund Share Purchase. . . . . . . . . .  1
Additional Information . . . . . . . .  1
Fund Expenses. . . . . . . . . . . . .  2
Condensed Financial Information
  Total Return . . . . . . . . . . . .  2
  Ratios/Supplemental Data . . . . . .  3
The Fund . . . . . . . . . . . . . . .  3
Objective and Policies
  Objective. . . . . . . . . . . . . .  3
  Security Selection Criteria. . . . .  4
  Portfolio Turnover Policy. . . . . .  4
  Non-Diversification Policy . . . . .  4
Tax Status . . . . . . . . . . . . . .  4
Investment Restrictions. . . . . . . .  5
Investment Adviser . . . . . . . . . .  6
Officers and Directors of the Fund . .  6
Capitalization
  Description of Common Stock. . . . .  7
  Voting Rights. . . . . . . . . . . .  7
Control Person . . . . . . . . . . . .  7
Purchase of Shares - Reinvestment
  Initial Investments. . . . . . . . .  8
  Retirement Plans . . . . . . . . . .  8
  Reinvestments. . . . . . . . . . . .  9
  Whole Shares . . . . . . . . . . . .  9
Pricing of Shares. . . . . . . . . . .  9
Redemption of Shares . . . . . . . . .  9
Brokerage. . . . . . . . . . . . . . . 10
Management of the Fund . . . . . . . . 11
Custodian and Transfer Agent . . . . . 11
Reports to Shareholders. . . . . . . . 11
Auditors . . . . . . . . . . . . . . . 11
Litigation . . . . . . . . . . . . . . 11
Additional Information . . . . . . . . 12
Share Purchase Application . . . . . . 13
Payer's Request for Taxpayer
  ID Number. . . . . . . . . . . . . . 14

                             ALAMO GROWTH FUND, INC.
                             SAN ANTONIO, TX  78217
                                  210-829-1800


PROSPECTUS                                                        June 1, 1997

The Fund and Investment Objective
Alamo Growth Fund, Inc. ("the Fund") is an open-end non-diversified management investment company that seeks capital appreciation through investment in the common stock and/or securities convertible into the common stock of businesses which the Adviser deems desirable to own. The criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. However, the Fund may invest in debt securities (bonds) when the Adviser believes these securities offer greater total return potential than common stocks. Bond investments when made will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA).
Although the Adviser may recommend purchase of lower or non-rated bonds when it deems that the appreciation potential warrants such investments to be made. Current income from investments will be a subordinate consideration, whereas long-term appreciation will be the Fund's primary objective.


Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $10,000 as the minimum initial purchase and $1,000 for subsequent purchases.


Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated June 1, 1997, and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.



                THESE SECURITIES HAVE NOT BEEN APPROVED OR
                DISAPPROVED BY THE SECURITIES AND EXCHANGE
                COMMISSION,  NOR HAS THE COMMISSION PASSED
                UPON THE ACCURACY OR ADEQUACY OF THIS
                PROSPECTUS.  ANY REPRESENTATION TO THE
                CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of Alamo Growth Fund, Inc. will incur. The expenses and fees set forth below are for the 1996 fiscal year.

                	   Shareholder Transaction Expenses:
		Sales Load Imposed on Purchases		         	 None
		Sales Load Imposed on Reinvested Dividends	 None
		Redemption Fees				                       	 None
		Exchange Fees				                         	 None
		IRA Trustee Fees			                       	 None

                          Annual Fund Operating Expenses:
		Management and Advisory Expenses         		 1.0%
		12b-1 Fees                   					          None
		Other Expenses after Expense Reimbursement	 1.5%
                    Total Operating Expenses	 2.5%


The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indir-ectly. It illustrates the expenses paid on a $1,000 investment over various time period assuming (a) 5% annual rate of return and (b) redemption at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

		     1 Year     3 Years     5 Years     10 Years
		      $ 25       $ 77        $131         $280


CONDENSED FINANCIAL INFORMATION
Selected per share and ratios to average net assets data will be presented upon the completion of first operating year.
                                                       Year Ended May 31, 1997
Net Asset Value, Beginning of Period                   $    0

       Income From Investment Operations
       Net Investment Income
       Net Gains or Losses on Securities (both
	 realized and unrealized)
               Total From Investment Operations

       Less Distributions
       Dividends (from net investment income)
       Distributions (from capital gains)
       Returns of Capital
               Total Distributions

Net Asset Value, End of Period                         $    0


Total Return

 .............................................


Ratios/Supplemental Data

Net Assets, End of Period                         $ 0
Ratio of Expenses to Average Net Assets      	    N/A
Ratio of Net Income to Average Net Assets         N/A
Portfolio Turnover Rate                           N/A


THE FUND
The Fund was incorporated in Maryland on December 24, 1996, and is applying to be registered under the Investment Company Act of 1940 (the "1940 Act").


OBJECTIVES AND POLICIES
Objective: The Fund's objective is capital appreciation through investment in the common stock and/or securities convertible into the common stock of businesses which the Adviser deems desirable to own. The criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. However, the Fund may invest in debt securities (bonds) when the Adviser believes these securities offer greater total return potential than common stocks. Bond investments when made will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Adviser may recommend purchase of lower or non-rated bonds when it deems that the appreciation potential warrants such investments to be made. Current income from investments will be a subordinate consideration, where as long-term appreciation will be the Fund's primary objective.

Since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the primary objective of the Fund will be real-ized or that any income will be earned nor can there be any assurance that the Fund's portfolio will not decline in value.

Except for temporary defensive purposes, the Fund intends to have at all times at least 70% of its investments in securities which the Adviser believes offer opportunity for growth of capital. No minimum or maximum percentage of the Fund's assets is required to be invested in common stocks or any other type of security. When the Adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Fund may invest in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire commons stocks, and warrants. Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases.

Except for temporary defensive purposes, cash and money market instruments will be retained by the Fund only in amounts deemed adequate for current needs and to permit the Fund to take advantage of investment opportunities. The money market instruments in which the Fund may invest include conservative fixed-market securities, such as United States Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 or better by Standard & Poor's Corporation, and commercial paper master notes.

The Fund will limit to 15% of its assets investments in securities of foreign issuers or in American Depository Receipts of such issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign with-holding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's stockholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or polit-ical or social instability which could affect investments in those nations.

Under certain circumstances the Fund may (a) invest in warrants, (b) temporarily borrow money from banks for emergency or extraordinary borrowings, (c) pledge its assets to secure borrowings, (d) purchase securities of other investment companies, and (e) sell securities short. A more complete discussion of the circumstances in which the Fund may engage in these activities is included in the Fund's Statement of Additional Information. Except for the investment policies listed in this paragraph, the investment objective and the other policies described under this caption are not fundamental policies and may be changed without stockholder approval. Such changes may result in the Fund having investment objectives different from the objectives which the stockholder considered appropriate at the time of investment in the Fund. Stockholders will receive at least 30 days' prior written notice of any changes in the policies of the Fund which are not fundamental.

Security Selection Criteria: To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry, as well as technical market considerations.

Portfolio Turnover Policy: The Fund does not intend to emphasize short term trading profits. Accordingly, it is expected that the annual turnover rate will not exceed 200%. Turnover is computed by dividing the lesser of the Fund's total purchases of sales of securities within the period by the average monthly portfolio value of the Fund during such period. Portfolio turnover rates may vary substantially from year to year, depending on market conditions and prospects.

Non-Diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The Fund may concentrate its investment in a particular industry or industries when, in the opinion of the Adviser, such industry or industries have high potential for capital appreciation. The policy of the Fund, in the hope of achieving its objective as stated above, is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).


TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, by paying out substantially all its investment income and realized capital gains, expects to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares; i.e. (a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) of more than 50% of the outstanding voting securities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short in an aggregate amount in excess of 10% of the total assets of the Fund.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more than 50% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i)    Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser own individ-ually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k)    Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.


INVESTMENT ADVISER
Alamo Advisers, Inc. is a Texas corporation that acts as an Investment Adviser to the Fund. Alamo Advisers, Inc. has no previous experience in advising a mutual fund. Mr. Jack E. Guenther Jr. is the majority owner, a director and President of the Investment Adviser and President of the Fund. Mr. Michael J. Avellar is a 25% owner, a director and an officer of Alamo Advisers, Inc. and an officer of the Fund. On March 24, 1997, an Investment Advisory Agreement with Alamo Advisers, Inc. was unanimously approved by the Board of Directors of the Fund. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement Alamo Advisers, Inc. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting secur-ities of the Fund on not more than 60 days' written notice to Alamo Advisers, Inc. A fee of 1% per year on the net assets of the Fund is payable monthly. Alamo Advisers, Inc. has agreed to advance funds to the Fund so that the total expenses of the Fund (other than brokerage commissions, interest and taxes) during the first two years of operations will not exceed 2.5% of the Fund's average net assets. Such advances shall be repaid by the Fund when its total expenses are below 2.0 percent of average net assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make spec-ific recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who are affiliated with the Investment Adviser. The Fund bears all expenses of its operations other than those borne by the Investment Adviser. These expenses include, but are not limited to, legal and accounting fees and compensation for directors who are not affiliated with the Investment Adviser, administrative services fees and the cost of printing and sending reports and proxy materials to shareholders, custodial fees, interest, taxes and brokerage commissions. The Investment Adviser has paid the initial organization costs of the Fund.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:


Name and Address	          Position	             Principal Occupation Past 5 Yrs

Jack E. Guenther Jr.	      President		           Treasurer
1777 N.E. Loop 410,        Interested Director	  Performance Management, Ltd.
Suite 1512                                					  San Antonio, TX
San Antonio, TX  78217


Michael J. Avellar	        Vice President and	   Chief Operating Officer
1777 N.E. Loop 410,	       Secretary	         	  Performance Management, Ltd.
Suite 1512	            	   Interested Director
San Antonio, TX  78217

Abigail G. Kampmann	       Interested Director   Attorney
112 E. Pecan, Suite 2300			                      Bayern, Paterson & Aycock
San Antonio, TX  78205				                       San Antonio, TX

Christopher Allison	       Director	             Investment Banker
112 E. Pecan, Suite 1200			                      M. E. Allison & Co.
San Antonio, TX  78205				                       San Antonio, TX

Edmund R. McKane Jr.	      Director	          	  Insurance Agent
2135 N.W. Military Drive,			                     McKane, Morgan & Associates
Suite 101					                                   San Antonio, TX
San Antonio, TX  78213


It is estimated that a total of less than $1,000 each will be paid to Mr. Allison and Mr. McKane for their service to the Fund in 1997. The Fund does not compensate its officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the advisory fee (see page 6).


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. At the date of this Prospectus, there are no issued and outstanding shares of the Fund; however, Performance Plan, Ltd. has subscribed for the purchase of 10,000 shares at the price of $10 per share.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

The Maryland General Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. The Fund has adopted the appropriate provisions in its By-Laws and does not anticipate holding an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Investment Company Act of 1940. The Fund also has adopted provisions in its By-Laws for the removal of directors by the stockholders.


CONTROL PERSON
At the date of this Prospectus, there are no issued and outstanding shares of the Fund. So long as a majority of the Fund's shares are held by one person, that person will be able to exercise voting control of the Fund. So long as over 50 percent of the Fund's shares are owned by five or fewer persons, the Fund will be subject to Personal Holding Company Tax on any income not dist-ributed to shareholders.


PURCHASE OF SHARES - REINVESTMENTS
Shares of Common Stock may be purchased directly from the Fund. A share purchase application form is included at the back of the Prospectus. The price per share is the next determined per share net asset value after receipt of an application by the Fund. Additional purchase applications may be obtained from the Fund. Purchase applications should be mailed directly to:

			Alamo Growth Fund, Inc.
			1777 N.E. Loop 410, Suite 1512
			San Antonio, TX  78217-5290.

All applications must be accompanied by payment in the form of a check drawn on a U.S. bank payable to Alamo Growth Fund, Inc., or by direct wire transfer. No cash will be accepted. The Fund will charge a $15 fee against a stockholder's account for any payment check returned to the custodian. THE STOCKHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

The establishment of a new account or any additional purchases for an existing account by wire transfer should be preceded by a phone call to the Fund, to provide information for the account. A property signed share purchase applica-tion marked "Follow up" must be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund and are not binding until so accepted. The Fund does not accept telephone orders for purchase of shares. The Fund reserves the right to reject applications in whole or part. Shares of the Fund may also be purchased through a registered broker-dealer who may charge the investor a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or Adviser.

Initial Investments: THE BOARD OF DIRECTORS OF THE FUND HAS ESTABLISHED $10,000 AS THE MINIMUM INITIAL PURCHASE AND $1,000 AS THE MINIMUM FOR ANY SUBSEQUENT PURCHASE (except through dividend reinvestment), which minimum amounts are subject to change at any time. Stockholders will receive written notification at least 30 days in advance of any changes in such minimum amounts. Shares of the Fund may be purchased without regard to the foregoing minimum initial investment by employees, officers and directors of the Fund or the Adviser or firms providing contractual services to the Fund, and by members of their "immediate families" (i.e., spouses, siblings, parents, children, grandchildren and grandparents) and by retirement plans and trusts for their benefit. The officers of the Fund in their discretion may waive the minimum initial invest-ment. Stock certificates for shares purchased are not issued unless requested in writing, and directed to Alamo Growth Fund, Inc., 1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217-5290.

Retirement Plans: Employee benefit, profit-sharing, or retirement plans (such as 401(k) plans) may purchase shares of Common Stock through financial institu-tions or other service providers ("Processing Intermediaries"), which may become stockholders of record of the shares and which may use procedures and impose restrictions in addition to or different from those applicable to stockholders who invest directly in the Fund. Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. Any such fee or charge is retained by the Processing Intermediary and is not remitted to the Fund or its Adviser. Program materials provided by the Processing Inter-mediary should be read in conjunction with this Prospectus before investing in this manner. Shares of Common Stock may be purchased through Processing Inter-mediaries without regard to the Fund's minimum purchase amounts.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions in whole shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be held in a cash account. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Whole Shares: Only whole shares may be purchased from the Fund. No fractional shares will be issued. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.


PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanks-giving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or cert-ificates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required if the proceeds of redemption are to be sent to an address or to a person other than as the shares to be redeemed are registered. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the next asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Redemption requests must be made in writing and directed to: Alamo Growth Fund, Inc., 1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217-5290. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.

A request for redemption must be signed by the stockholder or stockholders exactly as the shares are registered, including the signature of each joint owner, and must specify either the number of shares or the dollar amount of shares that are to be redeemed. Additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity or who are not natural persons. In case of any questions concerning the nature of such docu-
mentation, please contact the Fund at  (210) 829-1800.   Redemptions will not be
effective or complete until all of the foregoing conditions, including receipt of all required documentation by the Fund, have been satisfied.

Payment by the Fund will ordinarily be made within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if:
The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


BROKERAGE
Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Fund's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price.

In allocating brokerage business for the Fund, the Adviser will take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While considered supplemental to the Adviser's own efforts in the performance of its duties under the Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which he exercises invest-ment discretion.

The Adviser also may take into account the sale of the Fund's shares when allocating brokerage business for the Fund.


MANAGEMENT OF THE FUND
Shareholders meet in those years in which it is necessary to elect members of the Board of Directors, select an independent auditor, or vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an Investment Adviser to provide investment advice.

The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day manage-ment of the Fund. All investment decisions for the Fund are made by an invest-ment teams of at least two analysts, and no single person is primarily responsible for making investment recommendations to such teams. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Fund, will furnish office space, and all necessary office facilities, equipment, and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization, and will pay the salaries and fees of all officers and directors of the Fund (except the fees paid to disinterested directors). For the foregoing, the Adviser will receive a monthly fee of 1/12 of 1% (1% per annum) on the daily net assets of the Fund.

The Fund has entered into an Administrative Service Agreement and Fund Accounting Service Agreement with American Data Services, Inc., Huntington,
NY ("ADS"), pursuant to which ADS will (a) prepare and maintain financial state-ments, books of account and related documents; (b) determine the Fund's daily net asset value; and (c) provide data needed to prepare certain reports to be filed with the Securities and Exchange Commission. The Fund will pay an annual fee measured by the average net assets of the Fund, subject to certain minimum fees. It is expected that the Fund will pay the minimum fees in its first year of operation, which are $27,800.


CUSTODIAN AND TRANSFER AGENT
Crestar Bank, P.O. Box 26665, Richmond, Virginia 23261 acts as custodian of the Fund's assets. The Fund acts as its own transfer and dividend paying agent.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.


AUDITORS
McCurdy & Associates CPA's, Inc., Certified Public Accountants, Westlake, Ohio, has been selected as the independent accountant and auditor of the Fund.
McCurdy & Associates CPA's, Inc. has no direct or indirect financial interest in the Fund or the Adviser.


LITIGATION
As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities and Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on page 1 of this Prospectus.

                           SHARE PURCHASE APPLICATION
                             ALAMO GROWTH FUND, INC.
                         1777 N.E. Loop 410, Suite 1512
                           San Antonio, TX  78217-5290

(A)    Please fill out one of the following four types of accounts:

1. Individual
                First Name         MI       Last Name    Social Security Number

2. Joint Owner

                 First Name        MI       Last Name    Social Security Number

3. Custodial Accounts

   Custodian's First Name     MI   Custodian's Last Name

   Minor's First Name         MI     Minor's Last Name          Minor's
                                                         Social Security Number
4. All Other Accounts

                   Name of account                    Tax Identification Number


              (Use this second line if you need it)


B) Biographical and other information about the new account:

Full Address:
         Number and Street

         City                                   St          Zip

Citizen of                     Home Phone                Bus Phone

Dividend Direction:  Reinvest all distributions          Pay in Cash

Signature of Owner, Trustee or Custodian:

Signature of Joint Owner (if joint account):

          Please make check payable to: ALAMO GROWTH FUND, INC.

Amount of Investment Attached   $            (Minimum initial purchase $10,000)


          All applications are accepted in Texas and under Texas laws.

                          PAYER'S REQUEST FOR TAXPAYER
                              IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN):



Street Address:



City, State and Zip Code:




Part 1. - Taxpayer Identification Number

Social Security Number                   or Employer ID Number



Part 2. - Certification

I certify under penalty of perjury that:

(1)  The Social Security or other Tax I.D. Number stated above is correct.

(2)     I am not subject to backup withholding because:

        a.  The IRS has not informed me that I am subject to backup withholding.

        b. The IRS has notified me that I am no longer subject to backup withholding.

     OR

        I am subject to backup withholding.

I am a U.S. Citizen.  Yes          No


Certification -  Under the penalty of perjury, I certify that the information provided on this form is true, correct and complete.


Signature                                              Date

                             ALAMO GROWTH FUND, INC.
                         1777 N.E. Loop 410, Suite 1512
                             San Antonio, TX  78217
                                  210-829-1800


                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 1, 1997


This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated June 1, 1997. To obtain the Prospectus, please write the Fund or call the telephone number shown above.




TABLE OF CONTENTS
The Fund . . . . . . . . . . . . . . . 2
Objectives and Policies
     Objective . . . . . . . . . . . . 2
     Security Selection Criteria . . . 3
     Portfolio Turnover Policy . . . . 3
     Non-Diversification Policy. . . . 3
Tax Status . . . . . . . . . . . . . . 3
Investment Restrictions. . . . . . . . 4
Investment Adviser . . . . . . . . . . 6
Administrative Services. . . . . . . . 6
Officers and Directors of the Fund . . 6
Capitalization
     Description of Common Stock . . . 7
     Voting Rights . . . . . . . . . . 8
Control Person . . . . . . . . . . . . 8
Purchase of Shares - Reinvestment
     Initial Investments . . . . . . . 8
     Retirement Plans. . . . . . . . . 9
     Reinvestments . . . . . . . . . . 9
     Whole Shares. . . . . . . . . . . 9
Redemption of Shares . . . . . . . . . 9
Brokerage. . . . . . . . . . . . . . .10

THE FUND
The Fund was incorporated in Maryland on December 24, 1996, and is applying to be registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund has no prior business history.


OBJECTIVES AND POLICIES
Objective: The Fund's investment objectives is capital appreciation through investment in the common stock and/or securities convertible into the common stock of businesses which the Adviser deems desirable to own. The criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. However, the Fund may invest in debt securities (bonds) when the Adviser believes these securities offer greater total return potential than common stocks. Bond investments when made will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Adviser may recommend purchase of lower or non-rated bonds when it deems that the appreciation potential warrants such investments to be made. Current income from investments will be a subord-inate consideration, whereas long-term appreciation will be the Fund's primary objective.

Since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the primary amount of fixed income securities. There can be no assurance that the primary objective of the Fund will be realized or that any income will be earned nor can there be any assurance that the Fund's portfolio will not decline in value.

Except for temporary defensive purposes, the Fund intends to have at all times at least 70% of its investments in securities which the Adviser believes offer opportunity for growth of capital. No minimum or maximum percentage of the Fund's assets is required to be invested in common stocks or any other type of security. When the Adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Fund may invest in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire commons stocks, and warrants. Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases.

Except for temporary defensive purposes, cash and money market instruments will be retained by the Fund only in amounts deemed adequate for current needs and to permit the Fund to take advantage of investment opportunities. The money market instruments in which the Fund may invest include conservative fixed-market instruments in which the Fund may invest include conservative fixed-income securities, such as United States Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 or better by Standard & Poor's Corporation, and commercial paper master notes.

The Fund will limit to 15% of its assets investments in securities of foreign issuers or in American Depository Receipts of such issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign with-holding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's stockholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Under certain circumstances the Fund may (a) invest in warrants, (b) temporarily borrow money from banks for emergency or extraordinary borrowings, (c) pledge its assets to secure borrowings, (d) purchase securities of other investment companies, and (e) sell securities short. Except for the investment policies listed in this paragraph, the investment objective and the other policies described under this caption are not fundamental policies and may be changed without stockholder approval. Such changes may result in the Fund having investment objectives different from the objectives which the stockholder considered appropriate at the time of investment in the Fund. Stockholders will receive at least 30 days' prior written notice of any changes in the policies of the Fund which are not fundamental.

Security Selection Criteria: To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry, as well as technical market considerations.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 200%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period of the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 200%; this would only result from special circumstances and not from the Fund's normal operations.

Non-Diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single, economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund intends to pay out substantially all its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the Fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal Law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
As set forth in the Prospectus dated June 1, 1997, of the Fund, under the caption "Investment Objective and Policies", the primary investment objective of the Fund is to produce long-term capital appreciation principally through investing in common stocks. Current income is a secondary consideration. Consistent with its investment objective, the By-Laws of the Fund provide the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a stockholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

1. The Fund will not act as an underwriter or distributor of securities other than shares of the Fund and will not purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

2. The Fund will not borrow money or issue senior securities, except for temporary bank borrowings or for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its net assets and will not pledge any of its assets except to secure borrowings and then only to an extent not greater than 10% of the value of the Fund's net assets. The Fund will not purchase securities while it has any outstanding borrowings.

3. The Fund will not purchase securities on margin, participate in a joint-trading account, or write or invest in put or call options. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund's net assets and of such 5% not more than 2% of the Fund's net assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges.

4. When the Fund effects a short sale, it must put in a segregated account (not with the broker) an amount of cash or United States government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or United States government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund repurchases the security sold short, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short. Short sales of securities by the Fund will not result in collateral deposits plus separate account deposits exceeding, in total, 10% of the total assets of the Fund.

5. The Fund will not purchase securities of other investment companies except
   (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 10% of the Fund's assets, taken at current value, would be invested in securities of registered closed-end investment companies.

6. The Fund will not concentrate 50% or more of the value of its total assets, determined at the time an investment is made, exclusive of government securities, in securities issued by companies engaged in the same industry.

7. The Fund will not purchase or sell commodities or commodities contracts.

8. The Fund will not purchase or sell real estate (including limited partnership interests of limited partnerships investing in real estate, but not including readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate) or real estate mortgage loans.

9. The Fund will not lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid securities will not exceed 10% of the Fund's total assets) and will not lend its portfolio securities.

10. The Fund will not make investments for the purpose of exercising control or management of any company.

11. The Fund will not acquire or retain any security issued by a company if any of the directors or officers of the Fund, or directors, officers or other affiliated persons of its investment adviser beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

12. The Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Investment Company Act of 1940 (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the fore-going limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer).

13. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or an officer director or other affiliated person of its investment adviser.


INVESTMENT ADVISER
Alamo Advisers, Inc. is a Texas corporation that acts as an Investment Adviser to the Fund. Alamo Advisers, Inc. has no previous experience in advising a mutual fund. Mr. Jack E. Guenther Jr. is the majority owner, director and President of the Investment Adviser and is also a director and President of the Fund. Mr. Michael J. Avellar is a 25% owner, a director and an officer of Alamo Advisers, Inc. and a director and an officer of the Fund.

On March 24, 1997, an Investment Advisory Agreement with Alamo Advisers, Inc. was approved by the Board of Directors of the Fund. This Agreement will continue on a year-to-year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but in either event, it must also be approved by a majority of the Directors of the Fund who are neither parties to the Agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, Alamo Advisers, Inc. will furnish investment advice to the Fund's Directors on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to Alamo Advisers, Inc. In the event of its assignment, the agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities will be made by the Fund's officers and directors. For these services the Fund has agreed to pay Alamo Advisers, Inc. a fee of 1% per year of the Fund's net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Alamo Advisers, Inc. has agreed to advance funds to the Fund so that the total expenses of the Fund (other than brokerage commissions, interest and taxes) during the first two years of operations will not exceed 2.5% of the Fund's average net assets. Such advances shall be repaid by the Fund when its total expenses are below 2.0 percent of average net assets.

Pursuant to this contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay the salaries of the Fund's employees who are affiliated with the Investment Adviser. The Fund bears all expenses of its operations other than those borne by the Investment Adviser. These expenses include, but are not limited to, legal and accounting fees and compensation for directors who are not affiliated with the Investment Adviser, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders, custodial fees, interest, taxes and brokerage commissions. The Investment Adviser will pay the initial organiza-tional costs of the Fund.


ADMINISTRATIVE SERVICES
The Fund has entered into an Administrative Service Agreement and Fund Accounting Service Agreement with American Data Services, Inc., Huntington, NY ("ADS"), pursuant to which ADS will (a) prepare and maintain financial state-ments, books of account and related documents; (b) determine the Fund's daily net asset value; and (c) provide data needed to prepare certain reports to be filed with the Securities and Exchange Commission. The Fund will pay an annual fee measured by the average net assets of the Fund, subject to certain minimum fees. It is expected that the Fund will pay the minimum fees in its first year of operation, which are $27,800. The agreements may be cancelled by either party upon 90 days' written notice. ADS provides similar services for other companies.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:

Name and Address	           Position	 	          Principal Occupation
                						                           Past Five Years

Jack E. Guenther Jr.1,2	    President		          Treasurer
1777 N.E. Loop 410, 	       Director		           Performance Management, Ltd.3
Suite	1512		                Interested Person    San Antonio, TX  78217
San Antonio, TX

Michael J. Avellar4	        Vice President and	  Chief Operating Officer
1777 N.E. Loop 410, 	       Secretary	           Performance Management, Ltd.3
Suite 1512		                Director         		  San Antonio, TX
San Antonio, TX  78217  	   Interested Person

Abigail G. Kampmann1,5	     Director         		  Attorney
112 E. Pecan, Suite 2300    Interested Person	   Bayern, Paterson & Aycock
San Antonio, TX  78205				                       San Antonio, TX

Christopher Allison	        Director	            Investment Banker
112 E. Pecan, Suite 1200	                    		  M. E. Allison & Co.
San Antonio, TX  78205				                       San Antonio, TX

Edmund R. McKane, Jr.	      Director		           Insurance Agent
2135 N.W. Military Drive,		                   	  McKane, Morgan & Associates
Suite 101				  	                                 San Antonio, TX
San Antonio, TX  78213


1 Mr. Guenther and Ms. Kampmann are siblings.
2 Mr. Guenther is President, Treasurer, Director and Majority Owner of Alamo Advisers, Inc, the Fund's investment adviser.
3 Performance Management, Ltd. provides services to franchised automobile dealerships.
4 Mr. Avellar is Vice President, Secretary, Director and minority owner of Alamo Advisers, Inc.
5 Ms. Kampmann is a Director and a minority owner of Alamo Advisers, Inc.


It is estimated that a total of less than $1,000 each will be paid to Mr. Allison and Mr. McKane for their service to the Fund in 1997. The Fund does not compensate its officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the advisory fee.


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


CONTROL PERSON
At the date of the Prospectus, there are no issued and outstanding shares of the Fund. So long as a majority of the Fund's shares are held by one person, that person will be able to exercise voting control of the Fund. So long as over 50 percent of the Fund's shares are owned by five or fewer persons, the Fund will be subject to Personal Holding Company Tax on any income not distributed to shareholders.


PURCHASE OF SHARES - REINVESTMENTS
Shares of Common Stock may be purchased directly from the Fund. A share purchase application form is included at the back of the Prospectus. The price per share is the next determined per share net asset value after receipt of an application by the Fund. Additional purchase applications may be obtained from the Fund. Purchase applications should be mailed directly to:

			Alamo Growth Fund, Inc.
			1777 N.E. Loop 410, Suite 1512
			San Antonio, TX  78217-5290.

All applications must be accompanied by payment in the form of a check drawn on a U.S. bank payable to Alamo Growth Fund, Inc., or by direct wire transfer. No cash will be accepted. The Fund will charge a $15 fee against a stockholder's account for any payment check returned to the custodian. THE STOCKHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

The establishment of a new account or any additional purchases for an existing account by wire transfer should be preceded by a phone call to the Fund, to provide information for the account. A property signed share purchase applica-tion marked "Follow up" must be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund and are not binding until so accepted. The Fund does not accept telephone orders for purchase of shares. The Fund reserves the right to reject applications in whole or part. Shares of the Fund may also be purchased through a registered broker-dealer who may charge the investor a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or Adviser.

Initial Investments: THE BOARD OF DIRECTORS OF THE FUND HAS ESTABLISHED $10,000 AS THE MINIMUM INITIAL PURCHASE AND $1,000 AS THE MINIMUM FOR ANY SUBSEQUENT PURCHASE (except through dividend reinvestment), which minimum amounts are subject to change at any time. Stockholders will receive written notification at least 30 days in advance of any changes in such minimum amounts. Shares of the Fund may be purchased without regard to the foregoing minimum initial investment by employees, officers and directors of the Fund or the Adviser or firms providing contractual services to the Fund, and by members of their "immediate families" (i.e., spouses, siblings, parents, children, grandchildren and grandparents) and by retirement plans and trusts for their benefit. The officers of the Fund in their discretion may waive the minimum initial invest-ment. Stock certificates for shares purchased are not issued unless requested in writing, and directed to Alamo Growth Fund, Inc., 1777 N.E. Loop 410,
Suite 1512, San Antonio, TX 78217-5290.

Retirement Plans: Employee benefit, profit-sharing, or retirement plans (such as 401(k) plans) may purchase shares of Common Stock through financial institu-tions or other service providers ("Processing Intermediaries"), which may become stockholders of record of the shares and which may use procedures and impose restrictions in addition to or different from those applicable to stockholders who invest directly in the Fund. Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. Any such fee or charge is retained by the Processing Intermediary and is not remitted to the Fund or its Adviser. Program materials provided by the Processing Inter-mediary should be read in conjunction with this Prospectus before investing in this manner. Shares of Common Stock may be purchased through Processing Inter-mediaries without regard to the Fund's minimum purchase amounts.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions in whole shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be held in a cash account. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Whole Shares: Whole shares may be purchased from the Fund. No fractional shares will be issued. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption when certificates have not been issued. When certificates have been issued then certificates need to accompany a request for redemption. In either case, proper endorsements guaranteed either by a national bank or member firm of the New York Stock Exchange will be required if the proceeds of redemption are to be sent to an address or to a person other than as the shares to be redeemed are registered.

The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for income tax purposes.

Redemption requests must be made in writing and directed to: Alamo Growth Fund, Inc., 1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217-5290. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.

A request for redemption must be signed by the stockholder or stockholders exactly as the shares are registered, including the signature of each joint owner, and must specify either the number of shares or the dollar amount of shares that are to be redeemed. Additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity or who are not natural persons. In case of any questions concerning the nature of such docu-mentation, please contact the Fund at (210) 829-1800. Redemptions will not be effective or complete until all of the foregoing conditions, including receipt of all required documentation by the Fund, have been satisfied.

Payment by the Fund will ordinarily be made within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not practicable. The Fund intends to make payments in cash, to the extent possible; however, the Fund reserves the right to make payments in kind.


BROKERAGE
Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Fund's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price.

In allocating brokerage business for the Fund, the Adviser will take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and informa-tion, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While considered supplemental to the Adviser's own efforts in the performance of its duties under the Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities trans-action in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which he exercises investment discretion.

The Adviser also may take into account the sale of the Fund's shares when allocating brokerage business for the Fund.

                             ALAMO GROWTH FUND, INC.
                         1777 N.E. Loop 410, Suite 1512
                             San Antonio, TX  78217
                                  210-829-1800


                                    FORM N-1A
                           PART C - OTHER INFORMATION



          Contents		              	     Page #


 1.  Financial Statements and Exhibits	     	1

 2.  Control Persons		                     		1

 3.  Number of Shareholders		               	1

 4.  Indemnification				                     1

 5.  Activities of Investment Adviser	      	3

 6.  Principal Underwriters	               		3

 7.  Location of Accounts and Records	      	3

 8.  Management Services		                  	4

 9.  Distribution Expenses		                	4

10.  Undertakings			                        	4

11.  Signatures				                         	5


Exhibits

1. a. Financial Statements - Condensed financial information on a per share basis is presented in Part A for 1997. The Fund will file an amended Registration Statement with certified financial statements in accordance with the undertaking set forth below.

   b.  Exhibits

	 (1)  Articles of Incorporation
	 (2)  By-Laws
	 (3)  Investment Advisory Agreement
	      Expense Limitation Agreement
	 (8)  Custody Service Agreement
	 (9)  Fund Accounting Service Agreement
	      Administrative Service Agreement
	(10)  Opinion of Counsel Concerning Fund Securities
	(13)  Subscription Agreement

       All exhibits believed to be applicable to the Fund have been included.

2.     Control Persons - not applicable

3. Number of Shareholders - Alamo Growth Fund, Inc. has no shareholders as of filing.

4. Indemnification - Registrant's Board of Directors has adopted the following By-Laws which is in full force and effect and has not been modified:

       Section 7.  Indemnification.

          A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the Corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful, provided that the Corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

          B. In the absence of any adjudication which expressly absolves the corporate representative or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the Board of Directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full Board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the bull Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which directors who are parties to the action, suit or proceeding may participate.

          C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

          D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Corporation as authorized in this By-Law; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met.

          E. The indemnification provided by this By-Law shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these By-Laws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed form time to time by the Investment Company Act of 1940, as amended.

          F. This Corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under this By-Law provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

          G. "Corporate Representative" means an individual who is or was a director, officer agent or employee of the Corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the Corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - Alamo Advisers, Inc.'s activity at the present time is performance of its Investment Advisory Agreement currently effective with the Alamo Growth Fund, Inc. Alamo Advisers, Inc. has no previous experience in advising a mutual fund.

       Mr. Jack E. Guenther Jr., President of the Fund and of the Adviser is employed as Treasurer of Performance Management, Ltd., 1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217, which provides management services to businesses, including automobile dealerships. Mr. Guenther also is an officer or director of 10 other privately held businesses.

       Mr. Michael J. Avellar, Vice President of the Fund and of the Adviser is employed as the Chief Operating Officer of Performance Management, Ltd. Mr. Avellar also is an officer or director of 20 other privately held businesses.

       Ms. Abigail G. Kampmann is a Director of the Fund and of the Adviser. Ms. Kampmann is employed as a lawyer by the firm of Bayern, Paterson & Aycock, P.C., 112 E. Pecan, Suite 2300, San Antonio, TX 78205. Ms. Kampmann is an officer or director of one other privately held business.

6.     Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts and Records - Fund records concerning and generated by the accounting and administrative activities performed by American Data Services, Inc. are held at the offices of American Data Services, Inc. at 24 West Carver Street, Huntington, NY 11743. Securities and records related to custodial services provided to the Fund by Crestar Bank are held by Crestar Bank at 919 E. Main Street, Richmond, VA 23261. All other Fund records are held in the Fund's corporate headquarters at 1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217.

8.     Management Services - Not applicable.

9. Distribution Expenses - The Fund currently bears no distribution expenses.

10. Undertakings - The Fund undertakes to file an amendment to the Registration Statement with certified financial statements showing the initial capital record before accepting subscriptions from any persons in excess of 25. The Fund also undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of the Fund's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Alamo Growth Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas, on the 27th day of March 1997.

                                   ALAMO GROWTH FUND, INC.


                                   By: /s/ Jack E. Guenther Jr.
                                         Jack E. Guenther Jr.
                                         President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


   	Signatures		         Title			                                Date

   Jack E. Guenther Jr.  President, Treasurer and Director	      March 27, 1997

   Michael J. Avellar    Vice President, Secretary and Director  March 27, 1997

   Abigail G. Kampmann   Director			                          	  March 27, 1997




                                        /s/ Jack E. Guenther Jr.
                                        JACK E. GUENTHER JR.



                                        /s/ Michael J. Avellar
                                        MICHAEL J. AVELLAR



                                        /s/ Abigail G. Kampmann
                                        ABIGAIL G. KAMPMANN